Commitments and contingencies - Estimates of Future Commitments (Detail) CAD in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 22, 2017 USD ($)	May 06, 2014 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD
Commitments Disclosure [Line Items]
Year 1					CAD 263,772
Year 2					188,441
Year 3					158,641
Year 4					140,628
Year 5					135,237
Thereafter					1,012,025
Total					1,898,744
Power purchase
Commitments Disclosure [Line Items]
Year 1					74,025
Year 2					48,344
Year 3					49,940
Year 4					50,214
Year 5					50,495
Thereafter					254,380
Total					527,398
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1					91,425
Year 2					66,848
Year 3					51,809
Year 4					33,161
Year 5					28,411
Thereafter					97,489
Total					369,143
Service agreements
Commitments Disclosure [Line Items]
Year 1					47,695
Year 2					47,211
Year 3					48,529
Year 4					48,827
Year 5					46,548
Thereafter					435,093
Total					673,903
Capital projects
Commitments Disclosure [Line Items]
Year 1					41,054
Year 2					17,064
Year 3					65
Year 4					65
Year 5					65
Thereafter					16
Total					58,329
Operating leases
Commitments Disclosure [Line Items]
Year 1					9,573
Year 2					8,974
Year 3					8,298
Year 4					8,361
Year 5					9,718
Thereafter					225,047
Total					CAD 269,971
Lawsuit vs. Mountain Water Company and City of Missoula [Member]
Commitments Disclosure [Line Items]
Fair value of condemned property | $		$ 88,600
Litigation settlement, amount | $	$ 83,863
Gain on long-lived assets | $				$ 4,370
Mountain Water Company [Member]
Commitments Disclosure [Line Items]
Amount permitted for hold-back | $			$ 14,400